Share-Based Payment - Summary Of Share Based Payment (Detail)	6 Months Ended
Jun. 30, 2023
Restricted Stock Units [Member]
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Beginning balance	82,492
Granted	609,860
Forfeited during the period	(29,483)
Ending balance	662,869
Restricted Stock Units [Member] | 2023
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	193,827
Restricted Stock Units [Member] | 2024
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	40,794
Restricted Stock Units [Member] | 2025
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	193,779
Restricted Stock Units [Member] | 2026
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	234,469
Performance Stock Units [Member]
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Beginning balance	0
Granted	112,268
Forfeited during the period	0
Ending balance	112,268
Performance Stock Units [Member] | 2023
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	37,423
Performance Stock Units [Member] | 2024
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	0
Performance Stock Units [Member] | 2025
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	37,423
Performance Stock Units [Member] | 2026
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	37,422
Restricted Stock Units and Performance Stock Unit [Member]
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Beginning balance	82,492
Granted	722,128
Forfeited during the period	(29,483)
Ending balance	775,137
Restricted Stock Units and Performance Stock Unit [Member] | 2023
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	231,250
Restricted Stock Units and Performance Stock Unit [Member] | 2024
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	40,794
Restricted Stock Units and Performance Stock Unit [Member] | 2025
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	231,202
Restricted Stock Units and Performance Stock Unit [Member] | 2026
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	271,891